EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 9.75%
105,275	Agnico Eagle Mines Ltd	$ 4,447,709
138,100	Anglo American PLC	4,145,789
23,500	Arkema SA	1,712,649
170,600	BHP Group Ltd	4,240,811
370,400	BlueScope Steel Ltd	3,597,205
80,800	Boliden AB(a)	2,496,391
78,400	Covestro AG(b)	2,241,578
37,933	Croda International PLC(a)	2,708,475
93,900	Evonik Industries AG	1,572,597
233,300	Fortescue Metals Group Ltd	2,504,566
143,436	Franco-Nevada Corp	17,133,196
4,022	Givaudan SA	12,150,478
952,944	Glencore PLC	5,007,191
202,100	ICL Group Ltd	1,619,720
60,100	Kaneka Corp(a)	1,500,964
157,600	Kansai Paint Co Ltd(a)	2,234,453
710,000	Kingboard Holdings Ltd	1,998,720
347,200	Mitsubishi Chemical Group Corp(a)	1,590,478
162,500	Mitsubishi Gas Chemical Co Inc(a)	2,136,684
120,900	Mitsui Chemicals Inc(a)	2,356,560
47,700	Nippon Soda Co Ltd	1,451,517
203,903	Novozymes A/S Class B	10,246,558
54,700	Rio Tinto Ltd	3,308,944
651,900	St Barbara Ltd(c)	307,349
143,100	Sumitomo Forestry Co Ltd	2,178,347
251,745	Svenska Cellulosa AB SCA Class B(a)	3,194,264
73,580	Symrise AG	7,174,934
474,100	Synthomer PLC	558,008
143,700	Tokuyama Corp(a)	1,730,993
148,600	UBE Corp(a)	1,984,776
112,159	Wheaton Precious Metals Corp	3,631,862
64,300	Yara International ASA	2,256,619
178,000	Zeon Corp(a)	1,573,139
		116,993,524
Communications — 3.38%
1,015,800	Airtel Africa PLC(b)	1,455,827
2,511,000	BT Group PLC	3,374,136
99,500	Deutsche Telekom AG	1,693,650
11,376	Freenet AG	215,591
10,371	Nice Ltd Sponsored ADR(c)	1,952,237
1,035,700	Nine Entertainment Co Holdings Ltd	1,242,216
218,600	Nippon Telegraph & Telephone Corp(a)	5,896,149
784,700	Nokia OYJ	3,368,752
491,200	Orange SA(a)	4,442,660
224,800	ProSiebenSat.1 Media SE	1,592,693
262,200	Telefonaktiebolaget LM Ericsson Class B(a)	1,532,677
867,400	Telefonica SA	2,867,543
48,500	Telenet Group Holding NV	666,804
302,800	Television Francaise 1	1,729,831
Shares		Fair Value
Communications — (continued)
69,200	United Internet AG	$ 1,293,610
74,580	Wolters Kluwer NV	7,262,096
		40,586,472
Consumer, Cyclical — 9.51%
22,148	adidas AG	2,546,152
308,300	Barratt Developments PLC	1,164,850
68,500	Bayerische Motoren Werke AG	4,642,745
67,300	Bellway PLC	1,267,336
160,600	Betsson AB(c)	28,509
160,600	Betsson AB Class B	937,516
69,480	Cie Financiere Richemont SA	6,558,594
212,637	Cie Generale des Etablissements Michelin SCA	4,764,262
437,800	Citizen Watch Co Ltd(a)	1,826,993
929,000	Currys PLC	582,385
52,100	Daimler Truck Holding AG(c)	1,177,845
127,400	Daiwa House Industry Co Ltd(a)	2,590,375
181,000	Daiwabo Holdings Co Ltd(a)	2,333,764
192,100	EDION Corp(a)	1,562,437
135,700	Electrolux AB Class B(a)	1,410,385
2,827	Faurecia SE(c)	30,602
1,112,900	Harvey Norman Holdings Ltd	2,879,017
108,200	Haseko Corp(a)	1,173,639
131,500	Honda Motor Co Ltd(a)	2,854,312
440,100	International Consolidated Airlines Group SA(a)(c)	399,205
198,100	Isuzu Motors Ltd(a)	2,190,479
129,300	ITOCHU Corp(a)	3,121,034
56,500	Japan Airlines Co Ltd(c)	1,011,802
152,400	Jardine Cycle & Carriage Ltd	3,564,442
38,900	Kaufman & Broad SA(a)	762,298
4,800	Kering SA	2,129,026
204,200	Kindred Group PLC	1,530,171
1,038,600	Kingfisher PLC	2,527,020
86,100	Kohnan Shoji Co Ltd	2,012,416
247,300	K's Holdings Corp(a)	2,038,898
10,342	LVMH Moet Hennessy Louis Vuitton SE	6,097,359
248,400	Marubeni Corp(a)	2,167,413
93,100	Mercedes-Benz Group AG	4,707,772
79,200	Mitsubishi Corp(a)	2,166,138
93,000	Mitsui & Co Ltd(a)	1,979,019
199,600	Okamura Corp(a)	1,904,022
38,000	Pandora A/S	1,777,118
462,300	Pirelli & C SpA(b)	1,505,777
366,571	Redrow PLC	1,613,249
191,000	Rexel SA	2,862,460
66,156	Ryanair Holdings PLC Sponsored ADR(c)	3,864,833
166,012	Stellantis NV	1,966,311
202,900	Super Retail Group Ltd	1,153,921
14,500	Swatch Group AG	3,256,678
177,300	Teijin Ltd(a)	1,719,322
82,000	Tokmanni Group Corp	894,311

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
122,700	Toyota Boshoku Corp(a)	$ 1,503,928
356,300	Volvo AB Class B	5,041,991
101,200	Yamaha Motor Co Ltd	1,896,078
175,600	Yokohama Rubber Co Ltd	2,698,963
627,500	Yue Yuen Industrial Holdings Ltd	800,343
46,606	Zalando SE(b)(c)	910,349
		114,105,864
Consumer, Non-Cyclical — 26.63%
53,300	Adecco Group AG	1,471,057
131,563	Amadeus IT Group SA(c)	6,099,585
52,700	Arcs Co Ltd	752,033
117,800	Associated British Foods PLC	1,645,315
172,577	Bayer AG	7,951,376
51,251	Beiersdorf AG	5,036,026
198,300	British American Tobacco PLC	7,109,415
78,894	Bruker Corp	4,186,116
188,100	Carrefour SA(a)	2,608,766
204	Chocoladefabriken Lindt & Spruengli AG	1,971,520
357,000	CK Hutchison Holdings Ltd	1,965,731
108,400	Coca-Cola HBC AG	2,264,397
396,401	Diageo PLC	16,683,645
196,700	Elders Ltd	1,501,039
45,565	EssilorLuxottica SA	6,193,300
300,735	Experian PLC	8,799,947
98,000	Ezaki Glico Co Ltd	2,415,225
56,900	Fresenius SE & Co KGaA	1,212,830
429,760	GSK PLC	6,205,920
537,200	Haleon PLC(c)	1,674,664
206,700	Imperial Brands PLC	4,249,181
593,400	Inghams Group Ltd(a)	903,221
118,702	Intertek Group PLC	4,868,897
37,400	Ipsen SA	3,461,362
126,200	Ito En Ltd	5,104,787
883,000	J Sainsbury PLC	1,709,505
139,500	Kao Corp	5,676,306
40,989	Kerry Group PLC Class A	3,653,431
80,500	Kobayashi Pharmaceutical Co Ltd(a)	4,717,512
232,400	Koninklijke Ahold Delhaize NV	5,919,542
14,700	Kose Corp	1,515,635
190,200	Lion Corp	2,149,338
41,570	L'Oreal SA	13,291,627
15,700	Medipal Holdings Corp	199,662
107,500	Megmilk Snow Brand Co Ltd	1,269,339
716,900	Metcash Ltd	1,781,223
296,855	Nestle SA	32,107,042
67,100	Nihon Kohden Corp	1,425,592
16,100	Nissin Foods Holdings Co Ltd	1,119,109
181,300	Novartis AG	13,821,766
100,168	Ocado Group PLC(a)(c)	519,707
145,500	Ono Pharmaceutical Co Ltd	3,398,696
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
393,098	Orkla ASA	$ 2,857,552
108,242	Pernod Ricard SA	19,857,365
56,700	Prima Meat Packers Ltd	820,140
46,200	Randstad NV(a)	1,994,024
217,073	Reckitt Benckiser Group PLC	14,383,044
62,360	Roche Holding AG	20,300,224
236,900	Rohto Pharmaceutical Co Ltd	7,601,670
103,100	Sanofi	7,850,676
336,100	Santen Pharmaceutical Co Ltd(a)	2,259,073
124,000	Scandinavian Tobacco Group A/S(b)	1,798,947
104,700	Secom Co Ltd	5,969,901
211,000	Securitas AB Class B(a)	1,464,770
4,471	SGS SA	9,566,798
27,900	Societe BIC SA	1,769,710
47,700	Sohgo Security Services Co Ltd	1,200,258
1,643,400	Sonae SGPS SA	1,325,497
279,857	Tate & Lyle PLC	2,109,443
977,100	Tesco PLC	2,241,421
199,800	Toyo Suisan Kaisha Ltd	8,239,393
18,300	UCB SA	1,269,976
1,986,000	United Laboratories International Holdings Ltd	824,697
5,186,751	WH Group Ltd(b)	3,262,150
		319,577,116
Energy — 3.03%
2,489,600	Beach Energy Ltd	2,390,841
428,000	Eni SpA	4,549,066
681,600	New Hope Corp Ltd(a)	2,753,331
71,600	OMV AG	2,591,420
376,400	Repsol SA	4,324,914
435,000	Shell PLC	10,789,000
153,600	TotalEnergies SE(a)	7,206,053
87,400	Woodside Energy Group Ltd	1,785,720
		36,390,345
Financial — 14.16%
248,600	3i Group PLC	2,983,671
160,100	ABN AMRO Bank NV(a)(b)	1,434,550
457,600	Aegon NV	1,818,953
10,500	Allianz SE	1,654,105
75,900	ASR Nederland NV	2,917,804
134,826	Australia & New Zealand Banking Group Ltd	1,973,698
396,000	Aviva PLC	1,697,936
140,600	AXA SA	3,069,696
17,700	Baloise Holding AG	2,261,613
447,900	Banco Bilbao Vizcaya Argentaria SA	2,009,203
921,078	Banco Santander SA	2,143,249
199,900	Bank Leumi Le-Israel BM	1,707,299
286,800	Bank of Ireland Group PLC	1,839,524
1,582,000	Barclays PLC	2,516,816
41,400	BAWAG Group AG(b)	1,779,708

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
279,800	BFF Bank SpA(a)(b)	$ 1,858,417
101,800	BNP Paribas SA	4,299,940
376,600	Chiba Bank Ltd(a)	2,039,416
219,700	Credit Agricole SA	1,783,525
159,900	Dai-ichi Life Holdings Inc	2,542,462
124,600	Danske Bank A/S(a)	1,550,855
121,400	DBS Group Holdings Ltd	2,808,391
97,300	Deutsche Bank AG	720,405
61,195	Deutsche Boerse AG	10,031,460
129,300	DNB Bank ASA	2,051,741
84,100	Eurocommercial Properties NV REIT	1,664,880
76,655	Euronext NV(b)	4,851,187
108,600	Fukuoka Financial Group Inc(a)	1,934,078
1,117,900	Genworth Mortgage Insurance Australia Ltd	1,947,522
664,800	Gunma Bank Ltd	1,807,371
329,200	Hachijuni Bank Ltd(a)	1,093,833
16,400	Helvetia Holding AG	1,536,771
229,769	Hiscox Ltd	2,253,804
207,600	ING Groep NV	1,778,799
486,800	Japan Post Holdings Co Ltd	3,225,154
122,082	Julius Baer Group Ltd	5,327,544
41,733	Jyske Bank A/S(a)(c)	2,171,888
638,500	Kerry Properties Ltd	1,210,321
37,682	LEG Immobilien SE	2,249,216
737,400	Legal & General Group PLC	1,759,339
5,010,600	Lloyds Banking Group PLC	2,264,449
553,380	Mebuki Financial Group Inc	1,080,953
230,000	Mediobanca Banca di Credito Finanziario SpA	1,799,680
515,260	Mitsubishi HC Capital Inc(a)	2,214,703
547,200	Mitsubishi UFJ Financial Group Inc(a)	2,478,886
203,073	Mizuho Financial Group Inc(a)	2,198,191
1,554,800	NatWest Group PLC	3,870,843
473,800	Nomura Holdings Inc(a)	1,569,642
321,700	Nordea Bank Abp	2,753,182
492,700	North Pacific Bank Ltd	774,914
259,900	ORIX Corp(a)	3,640,953
1,049,100	Resona Holdings Inc(a)	3,839,140
115,700	Societe Generale SA	2,288,086
70,500	Sompo Holdings Inc(a)	2,820,800
676,600	Stockland REIT	1,416,007
117,900	Sumitomo Mitsui Financial Group Inc(a)	3,268,363
271,400	Swedbank AB Class A	3,562,331
10,700	Swiss Life Holding AG	4,727,385
124,034	Sydbank AS	3,397,013
155,881	TAG Immobilien AG	1,244,011
943,828	UBS Group AG	13,693,023
986,300	UnipolSai Assicurazioni SpA	2,045,502
177,400	United Overseas Bank Ltd	3,213,172
164,797	Vonovia SE	3,556,599
		170,023,972
Shares		Fair Value
Industrial — 17.70%
108,700	AGC Inc	$ 3,384,034
40,928	Agilent Technologies Inc	4,974,798
282,600	Alps Alpine Co Ltd(a)	2,042,876
229,400	Amada Co Ltd	1,558,750
1,300	AP Moller - Maersk A/S Class B	2,362,397
970,500	Aurizon Holdings Ltd	2,146,415
553,100	Austal Ltd	806,523
485,500	BAE Systems PLC	4,264,709
57,900	Bekaert SA	1,457,736
126,500	Bouygues SA(a)	3,309,039
248,400	bpost SA	1,331,332
115,700	Brother Industries Ltd	1,998,898
5,500	Bucher Industries AG	1,715,854
2,832,000	China Resources Cement Holdings Ltd	1,308,058
120,516	Cia de Distribucion Integral Logista Holdings SA	2,196,265
69,600	Cie de Saint-Gobain	2,488,581
93,963	CRH PLC	3,021,075
15,647	D/S Norden A/S	660,088
193,200	Deutsche Post AG	5,822,959
25,700	Dfds A/S	667,192
16,300	Disco Corp(a)	3,593,366
309,335	Epiroc AB Class A	4,425,192
155,165	GEA Group AG	5,021,581
9,996	Geberit AG	4,286,167
188,925	Halma PLC	4,247,273
292,000	Hazama Ando Corp(a)	1,685,796
81,379	Hirose Electric Co Ltd(a)	10,672,369
109,700	Holcim AG	4,495,567
111,300	Hosiden Corp(a)	1,137,063
250,900	Husqvarna AB Class B	1,390,836
529,955	IMI PLC	6,547,587
113,400	Japan Aviation Electronics Industry Ltd(a)	1,663,086
101,400	Kamigumi Co Ltd	1,872,133
100,400	Kinden Corp	1,059,260
52,125	Knorr-Bremse AG	2,238,408
91,000	Kumagai Gumi Co Ltd	1,586,129
1,881,000	Lee & Man Paper Manufacturing Ltd	603,713
203,798	Legrand SA	13,177,344
223,500	Leonardo SpA	1,582,464
224,800	Metsa Board OYJ Class B	1,634,009
35,400	Nichiha Corp	671,166
108,100	Nippon Electric Glass Co Ltd	1,863,743
21,949	Nordson Corp	4,659,114
255,200	Obayashi Corp(a)	1,637,866
83,800	Omron Corp	3,839,487
266,700	Rengo Co Ltd	1,552,974
21,900	Rheinmetall AG	3,371,874
32,200	Sankyu Inc	935,122
36,489	Schindler Holding AG(a)	5,663,080
198,435	Schneider Electric SE	22,413,302
140,200	Seino Holdings Co Ltd	1,126,456
326,200	Shimadzu Corp(a)	8,558,272
92,300	Signify NV(b)	2,375,552
25,576	Sika AG	5,140,565

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
240,500	SKF AB Class B(a)	$ 3,221,885
17,800	SMC Corp	7,244,073
62,468	Spirax-Sarco Engineering PLC	7,177,410
60,700	Taisei Corp(a)	1,683,431
34,200	Tsubakimoto Chain Co	722,293
80,400	Valmet OYJ	1,625,378
109,600	Wienerberger AG	2,199,861
851,000	Xinyi Glass Holdings Ltd	1,230,702
194,000	Yokogawa Electric Corp	3,056,307
		212,406,835
Technology — 9.83%
106,280	Analog Devices Inc	14,809,055
44,953	ANSYS Inc(c)	9,966,080
6,188	ASML Holding NV	2,563,549
171,825	Cadence Design Systems Inc(c)	28,081,360
39,194	Capgemini SE	6,274,957
69,400	Computacenter PLC	1,497,073
156,825	Dassault Systemes SE	5,414,374
73,000	DTS Corp	1,735,341
197,000	Indra Sistemas SA	1,500,073
110,700	Infineon Technologies AG	2,422,553
114,700	Micro Focus International PLC	661,132
233,571	Nomura Research Institute Ltd	5,704,559
36,700	Obic Co Ltd	4,921,238
2,174,000	PAX Global Technology Ltd	1,645,331
296,456	Samsung Electronics Co Ltd	10,885,650
79,460	SAP SE	6,475,581
18,800	Siltronic AG	1,060,230
152,779	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	10,474,528
63,500	Tokyo Seimitsu Co Ltd(a)	1,867,997
		117,960,661
Utilities — 0.76%
1,366,800	A2A SpA	1,327,780
441,300	Drax Group PLC	2,933,631
91,400	Endesa SA	1,372,782
304,500	Engie SA	3,504,748
		9,138,941
TOTAL COMMON STOCK — 94.75% (Cost $1,345,461,252)		$1,137,183,730
PREFERRED STOCK
Consumer, Cyclical — 0.62%
36,900	Porsche Automobil Holding SE	2,079,053
423,994	Schaeffler AG(a)	1,901,684
28,400	Volkswagen AG	3,470,239
		7,450,976
Shares		Fair Value
Consumer, Non-Cyclical — 1.08%
27,900	Draegerwerk AG & Co KGaA	$ 1,166,855
198,586	Henkel AG & Co KGaA	11,793,389
		12,960,244
TOTAL PREFERRED STOCK — 1.70% (Cost $34,548,702)		$20,411,220
RIGHTS
Consumer, Non-Cyclical — 0.03%
844,000	Securitas AB Class B(c)	352,121
TOTAL RIGHTS — 0.03% (Cost $479,862)—		$352,121
WARRANTS
Consumer, Cyclical — 0.01%
86,430	Cie Financiere Richemont SA(c)	38,542
TOTAL WARRANTS — 0.01% (Cost $0)		$38,542
GOVERNMENT MONEY MARKET MUTUAL FUNDS
12,496,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 2.57%(e)	12,496,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.04% (Cost $12,496,000)		$12,496,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 10.77%
$33,669,785	Undivided interest of 28.52% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $33,669,785 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(d)	33,669,785

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$33,669,785	Undivided interest of 28.76% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $33,669,785 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(d)	$ 33,669,785
33,669,785	Undivided interest of 28.76% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $33,669,785 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(d)	33,669,785
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$28,273,519	Undivided interest of 29.84% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $28,273,519 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(d)	$ 28,273,519
TOTAL SHORT TERM INVESTMENTS — 10.77% (Cost $129,282,874)		$129,282,874
TOTAL INVESTMENTS — 108.30% (Cost $1,522,268,690)		$1,299,764,487
OTHER ASSETS & LIABILITIES, NET — (8.30)%		$(99,563,487)
TOTAL NET ASSETS — 100.00%		$1,200,201,000

(a)	All or a portion of the security is on loan at September 30, 2022.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2022.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Summary of Investments by Country as of September 30, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$235,121,706	18.09%
United States	208,455,397	16.04
Switzerland	157,361,855	12.11
France	154,793,600	11.91
United Kingdom	136,407,303	10.49
Germany	110,249,952	8.48
Australia	38,639,569	2.97
Netherlands	36,547,246	2.81
Sweden	30,589,041	2.35
Canada	25,212,766	1.94
Denmark	24,632,055	1.90
Spain	22,513,615	1.73
Ireland	21,178,810	1.63
Hong Kong	14,849,765	1.14
Italy	14,668,686	1.13
South Korea	10,885,650	0.84
Taiwan	10,474,528	0.81
Finland	10,275,632	0.79
Singapore	9,586,004	0.74
Norway	7,165,912	0.55
Austria	6,570,989	0.51
Israel	5,279,257	0.41
Belgium	4,725,848	0.36
Bermuda	2,253,804	0.17
Portugal	1,325,497	0.10
Total	$1,299,764,487	100.00%
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$25,212,767	$91,780,757	$—	$116,993,524
Communications	1,952,237	38,634,235	—	40,586,472
Consumer, Cyclical	3,864,833	110,241,031	—	114,105,864
Consumer, Non-cyclical	5,860,780	313,716,336	—	319,577,116
Energy	—	36,390,345	—	36,390,345
Financial	—	170,023,972	—	170,023,972
Industrial	9,633,912	202,772,923	—	212,406,835
Technology	64,828,096	53,132,565	—	117,960,661
Utilities	—	9,138,941	—	9,138,941
	111,352,625	1,025,831,105	—	1,137,183,730
Preferred Stock	—	20,411,220	—	20,411,220
Rights	—	352,121	—	352,121
Warrants	—	38,542	—	38,542
Government Money Market Mutual Funds	12,496,000	—	—	12,496,000
Short Term Investments	—	129,282,874	—	129,282,874
Total Assets	$123,848,625	$1,175,915,862	$—	$1,299,764,487

September 30, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2022